Other receivables - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
VAT recoverable	£ 2,390	£ 3,356
Prepayments	5,462	5,961
Accrued bank interest	391	412
Other receivables	1,287	5,622
Other receivables	£ 9,530	£ 15,351